Oct. 31, 2022
Class A, Class C, Institutional Class, Class E and Class R6 | Neuberger Berman Absolute Return Multi-Manager Fund
Neuberger Berman Alternative and Multi-Asset Class Funds®
Neuberger Berman Absolute Return Multi-Manager Fund
Class A, Class C, Institutional Class, Class E and Class R6 (the “Fund”)

Supplement to the Summary Prospectuses and Prospectuses of the Fund, each dated February 28, 2023

This supplement describes important changes affecting the Fund.
Effective immediately, the Summary Prospectus and Prospectus, as applicable, of the Fund are revised as follows:
(1) Changes to Principal Investment Strategies: The following changes are hereby made to the section entitled “Principal Investment Strategies”:
(2) Changes to Principal Investment Risks: The following risks are hereby added to the “Principal Investment Risks” section of the Fund’s Summary Prospectuses:
The date of this supplement is May 16, 2023.
Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

Shareholder Services: 800.877.9700 Institutional Services: 800.366.6264 Web site: www.nb.com

a.	The third paragraph is hereby deleted in its entirety and replaced with the following:

The investment strategies that the subadvisers will utilize involve the following types of investments: (i) equity securities of companies of any market capitalization throughout the world (including emerging markets), which may include common and preferred stocks, convertible securities, rights and warrants to purchase common stock, depositary receipts, real estate investment trusts (“REITs”) and other real estate companies (i.e., direct investments in companies) and exchange traded funds (“ETFs”); (ii) debt securities of governments and companies throughout the world (including emerging markets), which may include debt securities of governments as well as their agencies and/or instrumentalities, below investment grade debt securities (commonly known as “junk bonds”), mortgage-backed securities and other asset-backed securities, hybrid securities (including convertible bonds), catastrophe bonds (commonly known as “CAT bonds”) and loans (including bridge loans, loan participations and collateralized loan obligations (“CLOs”)); and (iii) foreign currencies.
b.	The fifth and sixth sentences of the subsection entitled “Equity Long/Short” are hereby deleted in their entirety and replaced with the following:

The Manager and a subadviser may focus on certain sectors of the market.  One subadviser’s strategy invests globally with a focus on equity securities of European companies.
c.	The third sentence of the subsection entitled “Managed Futures” is hereby deleted in its entirety.